INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 76,011	€ 63,438	€ 55,200
Other securities and financial assets	20,433	17,384
Total investments and other financial assets	€ 96,444	€ 80,822